Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000798737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014